Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Credit losses on accounts receivable	$ 0	$ 0	$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Sole Distributor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%
Vicker's Vantage
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount	$ 8,119,261			$ 8,119,261
Purchase of ordinary shares (in Shares)	13,740,000			13,740,000
Federal depository insurance coverage	$ 250,000			$ 250,000
Founder shares (in Shares)	450,000
Vicker's Vantage | Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount	$ 30,212			$ 30,212